Income Taxes - Changes in Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net deferred tax liabilities at January 1	$ 877	$ 1,402
Change in temporary differences	(207)	(307)
Translation differences	15	(218)
Net deferred tax liabilities at December 31	$ 685	$ 877